ORDINARY SHARE AND SHARE INCENTIVE PLANS - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock based compensation expense
Stock-based compensation expense recognized	$ 117	$ 293	$ 603
Cost of Net Sales
Stock based compensation expense
Stock-based compensation expense recognized		28	97
Selling, general and administrative
Stock based compensation expense
Stock-based compensation expense recognized	117	151	258
Research and development
Stock based compensation expense
Stock-based compensation expense recognized	$ 0	$ 114	$ 248